Share-Based Compensation (Annual and Quarter) (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	9,500		12,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period			(11,000)	(3,000)
Stock Granted During Period, Shares, Share-based Compensation	50,000
Share-based Compensation (in Dollars)	$ 4,000	$ 6,000	$ 24,000	$ 21,000
6.10-7.00 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number			7,500
0.65-5.95 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number			4,500
1995 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized			125,000
Non-Employee Director Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized			30,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period			1,000	3,000
Non-Statutory Stock Option Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized			10,000
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Forfeitures			10,000